Document and Entity Information	12 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	PUTNAM EQUITY INCOME FUND/NEW/
Central Index Key	0000216934
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013